UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2014
Shares		Value
	COMMON STOCK - 72.1%
	AEROSPACE/DEFENSE - 1.4%
2,280	Northrop Grumman Corp.	$ 281,056
2,870	Raytheon Co.	260,510
		541,566
	AGRICULTURE - 2.9%
7,040	Archer-Daniels-Midland Co. (a)	326,656
7,250	Japan Tobacco, Inc. (a)	257,408
4,050	Lorillard, Inc.	244,944
2,950	Philip Morris International, Inc.	241,929
		1,070,937
	AIRLINES - 1.9%
128,850	Air New Zealand Ltd.	216,523
1,350	Copa Holdings SA	205,025
9,760	Southwest Airlines Co.	276,013
		697,561
	AUTO MANUFACTURER - 1.8%
2,690	Daimler AG (a)	222,720
87,300	Dongfeng Motor Group Co. Ltd.	156,349
8,820	General Motors Co.	298,292
		677,361
	AUTO PARTS & EQUIPMENT - 1.5%
2,490	Magna International, Inc.	267,800
15,000	Toyo Tire & Rubber Co. Ltd.	275,617
		543,417
	BANKS - 3.2%
397,850	Bank of China Ltd.	190,966
22,270	Bendigo and Adelaide Bank Ltd.	263,925
16,050	Credit Agricole SA	217,326
100,100	Nishi-Nippon City Bank Ltd.	263,728
29,960	Sumitomo Mitsui Financial Group, Inc. ADR (a)	246,571
		1,182,516
	CHEMICALS - 1.6%
330,950	China BlueChemical Ltd.	171,238
5,220	Dow Chemical Co.	266,585
1,360	LyondellBasell Industries NV	144,500
		582,323
	COAL - 0.4%
54,100	China Shenhua Energy Co. Ltd.	160,553

	COMMERCIAL SERVICES - 0.4%
7,770	Western Union Co.	135,742

	COMPUTERS - 2.1%
3,460	Computer Sciences Corp. (a)	215,869
9,110	Hewlett-Packard Co. (a)	324,407
2,340	Sopra Group SA	253,104
		793,380
	DISTRIBUTION/WHOLESALE - 1.2%
15,850	ITOCHU Corp.	204,558
15,900	Mitsui & Co. Ltd.	257,529
		462,087
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
13,500	Home Loan Servicing Solutions Ltd.	288,900
4,160	Macquarie Group Ltd.	226,280
106,100	Man Group PLC	213,125
72,000	Old Mutual PLC	237,968
		966,273
	ELECTRIC - 5.1%
5,600	American Electric Power Co., Inc. (a)	291,144
31,350	Enea SA	152,183
43,800	Enel SpA (a)	249,889
4,110	Entergy Corp. (a)	299,331
10,280	Great Plains Energy, Inc.	254,841
4,170	Huaneng Power International, Inc. ADR	184,773
7,280	Public Service Enterprise Group, Inc.	256,038
66,800	REN - Redes Energeticas Nacionais SGPS SA	235,244
		1,923,443

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2014
Shares		Value
	ELECTRONICS - 0.0%
700	Truly International Holdings Ltd.	$ 425

	ENERGY-ALTERNATE SOURCES - 0.5%
5,120	Green Plains, Inc.	191,949

	ENGINEERING & CONSTRUCTION - 1.8%
380,300	China Railway Group Ltd.	206,095
38,940	Downer EDI Ltd.	176,268
8,420	Leighton Holdings Ltd.	172,963
3,300	NCC AB	103,373
		658,699
	FOOD - 0.9%
2,380	Aryzta AG	215,888
6,300	Bakkafrost P/F	123,090
		338,978
	FOREST PRODUCTS & PAPER - 1.7%
5,110	Domtar Corp. (a)	183,551
13,300	Mondi PLC	234,158
24,300	Stora Enso OYJ	219,140
		636,849
	HEALTHCARE PRODUCTS - 0.4%
2,050	Baxter International, Inc.	153,115

	HEALTHCARE SERVICES - 0.8%
2,890	WellPoint, Inc. (a)	317,351

	HOME BUILDERS - 0.6%
5,550	Berkeley Group Holdings PLC	229,619

	HOME FURNISHINGS - 0.5%
36,500	Steinhoff International Holdings Ltd.	182,490

	INSURANCE - 3.8%
9,840	AXA SA (a)	226,322
1,900	Everest Re Group Ltd. (a)	296,229
7,060	Genworth MI Canada, Inc.	256,409
15,300	Liberty Holdings Ltd.	184,817
3,390	Prudential Financial, Inc. (a)	294,828
760	Swiss Life Holding AG	176,233
		1,434,838
	INTERNET - 0.9%
59,660	Moneysupermarket.com Group PLC	187,011
5,980	Symantec Corp.	141,487
		328,498
	IRON/STEEL - 0.7%
25,250	Fortescue Metals Group Ltd.	115,472
7,360	Steel Dynamics, Inc.	156,106
		271,578
	MACHINERY-CONSTRUCTION & MINING - 0.5%
92,150	United Tractors Tbk PT	182,231

	MACHINERY-DIVERSIFIED - 0.7%
3,300	Deere & Co.	280,863

	MEDIA - 1.7%
5,640	Comcast Corp. (a)	303,037
233,000	Media Prima Bhd	180,818
298,850	TV Azteca SAB de CV	164,214
		648,069
	MINING - 1.5%
10,000	African Rainbow Minerals Ltd.	186,053
5,580	Freeport-McMoRan, Inc.	207,688
9,400	Sumitomo Metal Mining Co. Ltd.	158,144
		551,885
	MISCELLANEOUS MANUFACTURING - 0.5%
1,470	Siemens AG	181,738

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2014
Shares		Value
	MULTI-NATIONAL - 0.4%
4,480	Banco Latinoamericano de Comercio Exterior SA (a)	$ 133,011

	OFFICE/BUSINESS EQUIPMENT - 1.3%
6,500	Canon, Inc.	214,350
6,300	Seiko Epson Corp.	275,005
		489,355
	OIL & GAS - 5.1%
1,870	ConocoPhillips	154,275
7,090	Husky Energy, Inc.	216,015
3,360	Lukoil OAO ADR	187,488
33,600	PTT Exploration & Production PLC ADR	169,650
7,820	Seadrill Partners LLC (a)	253,368
8,010	Statoil ASA ADR (a)	227,804
5,250	Valero Energy Corp.	266,700
6,050	Western Refining, Inc.	247,808
4,200	Woodside Petroleum Ltd.	165,994
		1,889,102
	PHARMACEUTICALS - 5.0%
1,380	Actavis PLC (b)	295,679
3,740	Eli Lilly & Co. (a)	228,364
2,420	Johnson & Johnson	242,218
9,950	Kaken Pharmaceutical Co. Ltd.	223,357
2,260	Mallinckrodt PLC (b)	157,341
8,250	Medipal Holdings Corp.	104,990
760	Roche Holding AG	221,190
6,100	Suzuken Co. Ltd.	196,296
50	Takeda Pharmaceutical Co. Ltd.	2,298
3,780	Teva Pharmaceutical Industries Ltd. ADR	202,230
		1,873,963
	REAL ESTATE - 0.8%
46,000	Growthpoint Properties Ltd.	106,498
131,900	Guangzhou R&F Properties Co. Ltd.	194,699
		301,197
	REITS - 1.6%
116,050	Mapletree Industrial Trust (a)	130,649
5,400	Omega Healthcare Investors, Inc.	197,316
11,320	Starwood Property Trust, Inc. (a)	267,152
		595,117
	RETAIL - 4.3%
4,600	Aoyama Trading Co. Ltd.	118,153
4,090	CVS Caremark Corp. (a)	312,312
6,480	Foot Locker, Inc. (a)	307,995
3,180	Macy's, Inc. (a)	183,772
2,150	Next PLC (a)	245,697
94,100	Shanghai Pharmaceuticals Holding Co. Ltd.	175,085
12,920	WH Smith PLC	246,877
		1,589,891
	SEMICONDUCTORS - 1.7%
2,980	Avago Technologies Ltd.	206,752
4,250	Skyworks Solutions, Inc.	215,730
10,320	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	206,400
		628,882
	SHIPBUILDING - 0.5%
195,350	Yangzijiang Shipbuilding Holdings Ltd.	170,618

	SOFTWARE - 1.5%
8,930	Activision Blizzard, Inc. (a)	199,853
4,010	Broadridge Financial Solutions, Inc.	161,884
14,780	Micro Focus International PLC (a)	212,063
		573,800
	TELECOMMUNICATIONS - 4.5%
8,180	CenturyLink, Inc.	320,983
316,250	China Telecom Corp. Ltd.	179,138
25,980	Frontier Communications Corp. (a)	170,169
47,500	Intouch Holdings PLC ADR	101,098
4,020	Nippon Telegraph & Telephone Corp.	268,104
18,700	Sprint Corp. (b)	137,445

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2014
Shares		Value
	TELECOMMUNICATIONS (Continued) - 4.5%
4,760	Telefonica Brasil SA ADR	$ 95,914
104,000	Telekom Malaysia Bhd	203,073
6,700	Vodafone Group PLC ADR	222,574
		1,698,498
	TRANSPORTATION - 1.8%
90	AP Moeller - Maersk A/S	209,806
8,700	Navios Maritime Partners LP	170,955
2,820	Union Pacific Corp. (a)	277,234
		657,995

	TOTAL COMMON STOCK (Cost - $26,032,263)	26,745,273

	MUTUAL FUNDS - 6.0%
	EQUITY FUNDS - 6.0%
28,290	Crow Point Defined Risk Global Equity Income Fund - Class I (c)	294,219
19,269	Mid Ocean Absolute Return Credit Fund (d)	1,961,286
	TOTAL MUTUAL FUNDS (Cost - $2,223,976)	2,255,505

Par Value
	BONDS & NOTES - 17.2%
	BUSINESS SERVICES - 0.7%
249,372	Genpact, 3.500%, 8/30/19 (e,f)	251,242

	COMMERCIAL SERVICES - 0.5%
207,765	Booz Allen Hamilton, Inc., 3.750%, 7/31/19 (f)	206,986

	ENTERTAINMENT - 0.7%
250,000	Cinemark USA, Inc., 3.487%, 12/18/19 (f)	249,063

	FOOD - 0.6%
250,000	Del Monte Foods, Inc., 4.250%, 2/18/21 (f)	247,813

	HEALTHCARE BIOTECHNOLOGY - 0.7%
250,000	Grifols, 3.496%, 4/1/21 (f)	248,438

	HEALTHCARE DRUG MANUFACTURERS - 1.2%
250,000	Endo Pharmaceutical, 3.250%, 2/28/21 (f)	250,312
217,714	Valeant Pharmaceuticals, 3.750%, 2/13/19 (f)	216,898
		467,210
	HEALTHCARE MEDICAL INSTRUMENTS - 0.7%
250,000	Hologic, Inc., 3.250%, 8/1/19 (e,f)	250,000

	HEALTHCARE SERVICES - 0.7%
250,000	Community Health Systems, Inc., 3.406%, 1/25/17 (f)	249,687

	HOUSEHOLD PRODUCTS - 0.7%
250,000	Dell International LLC, 4.500%, 4/29/20 (f)	249,062

	LODGING - 0.6%
241,667	Hilton Worldwide Finance LLC, 3.500%, 10/25/20 (f)	239,854

	MACHINERY DIVERSIFIED - 0.7%
250,000	Gardner Denver, Inc. 4.250%, 7/30/20 (f)	248,437

	METAL FABRICATE/HARDWARE - 0.7%
250,000	Crosby US Acquisition Corp., 4.000%, 11/22/20 (f)	249,062

	OTHER ABS - 8.7%
1,000,000	Blue Hill CLO Ltd., 3.734%, 1/15/26 (e,f,g)	972,500
476,997	Carlyle High Yield Partners X Ltd., 0.449%, 4/19/22 (e,f,g)	469,603
668,853	Diversified Asset Securitization Holdings II LP, 0.721%, 9/15/35 (e,f,g)	662,165
10,094	GSAMP Trust 2005-SEA2, 0.502%, 1/25/45 (f,g)	9,881
184,337	Liberty CLO Ltd., 0.490%, 11/1/17 (e,f,g)	184,152
476,719	Saturn CLO Ltd., 0.449%, 5/13/22 (e,f,g)	469,330
500,000	Shackleton CLO Ltd., 2.930%, 5/7/26 (e,f,g)	482,500
		3,250,131

	TOTAL BONDS & NOTES (Cost - $6,429,394)	6,406,985

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2014
Shares			Value
		SHORT-TERM INVESTMENTS - 6.8%
		MONEY MARKET FUND - 6.8%
2,551,373		Federated Government Obligations Fund, 0.01% (h)	$ 2,551,373
		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,551,373)

		TOTAL INVESTMENTS - 102.1% (Cost - $37,237,006) *	$ 37,959,136
		MUTUAL FUND SOLD SHORT - (0.3) % (Proceeds - $120,811)	(112,561)
		SECURITIES SOLD SHORT - (33.3) % (Proceeds - $12,305,026)	(12,448,365)
		OTHER ASSETS LESS LIABILITIES - 31.5%	11,947,248
		NET ASSETS - 100.0%	$ 37,345,458

Shares			Value
		MUTUAL FUNDS SOLD SHORT - 0.3%
		COMMODITY FUND - 0.3%
3,100		United States Oil Fund LP	$ 112,561
		TOTAL MUTUAL FUNDS SOLD SHORT (Proceeds - $120,811)

		SECURITIES SOLD SHORT - 33.3%
		ADVERTISING - 0.3%
1,780		DKSH Holding AG	128,778

		AUTO MANUFACTURERS - 0.3%
19,500		Byd Co. Ltd.	130,208

		AUTO PARTS & EQUIPMENT - 0.7%
1,780		Faurecia	63,042
16,700		Sanden Corp.	94,979
5,440		Westport Innovations, Inc. (b)	93,786
			251,807
		BANKS - 1.1%
10,280		EFG International AG	122,637
14,930		Royal Bank of Scotland Group PLC (b)	89,542
24,400		Seven Bank Ltd.	98,919
2,140		Texas Capital Bancshares, Inc. (b)	111,387
			422,485
		BEVERAGES - 1.0%
430		Boston Beer Co., Inc. (b)	94,772
4,100		Kagome Co. Ltd.	68,918
1,140		Remy Cointreau SA	93,273
12,700		Tsingtao Brewery Co. Ltd.	104,139
			361,102
		BIOTECHNOLOGY - 0.2%
1,820		Incyte Corp. (b)	86,577
0	(i)	Theravance Biopharma, Inc. (b)	4
			86,581
		BUILDING MATERIALS - 0.5%
9,180		Cemex SAB de CV ADR (b)	115,301
1,310		Vulcan Materials Co.	82,700
			198,001
		CHEMICALS - 1.7%
2,990		Croda International PLC	106,040
7,680		Intrepid Potash, Inc. (b)	113,741
1,680		LANXESS AG	106,919
2,300		OCI (b)	87,891
840		Wacker Chemie AG	97,747
1,300		WR Grace & Co. (b)	118,300
			630,638
		COAL - 0.9%
6,650		Exxaro Resources Ltd.	90,254
5,820		SunCoke Energy, Inc. (b)	132,871
157,300		Yanzhou Coal Mining Co. Ltd.	129,086
			352,211
		COMMERCIAL SERVICES - 1.0%
1,410		51job, Inc. ADR (b)	106,540
43,000		Ezion Holdings Ltd.	74,078
3,200		Temp Holdings Co. Ltd.	102,353
1,530		Vistaprint NV (b)	75,368
			358,339

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2014
Shares		Value
	COMPUTERS - 0.2%
1,840	FleetMatics Group PLC (b)	$ 58,126

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
56,000	CITIC Securities Co. Ltd.	140,901
1,890	Financial Engines, Inc.	73,615
81,200	Haitong Securities Co. Ltd.	135,786
4,320	Hargreaves Lansdown PLC	74,745
9,210	WisdomTree Investments, Inc. (b)	94,495
		519,542
	ELECTRIC - 0.5%
2,420	Dynegy, Inc. (b)	64,251
8,000	Shikoku Electric Power Co., Inc. (b)	106,475
		170,726
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
3,540	Universal Display Corp. (b)	108,536

	ELECTRONICS - 0.4%
4,800	Advantest Corp.	54,412
6,650	Taser International, Inc. (b)	80,199
		134,611
	ENERGY-ALTERNATE SOURCES - 0.4%
103,000	China Longyuan Power Group Corp.	104,992
5,450	Clean Energy Fuels Corp. (b)	54,282
		159,274
	ENGINEERING & CONSTRUCTION - 0.8%
8,000	Chiyoda Corp.	95,975
2,800	JGC Corp.	85,584
22,400	Kajima Corp.	105,402
		286,961
	ENTERTAINMENT - 0.3%
5,140	DreamWorks Animation SKG, Inc. (b)	102,800

	FOOD - 1.9%
20,000	China Mengniu Dairy Co. Ltd.	97,289
41,950	Grupo Bimbo SAB de CV	128,540
20	Lindt & Spruengli AG	103,881
1,300	Magnit OJSC GDR	76,700
5,270	Maple Leaf Foods, Inc.	95,215
162,000	Uni-President China Holdings Ltd.	132,943
1,400	Yakult Honsha Co. Ltd.	74,859
		709,427
	FOREST PRODUCTS & PAPER - 0.2%
8,350	Wausau Paper Corp.	84,084

	GAS - 0.6%
3,450	Canadian Utilities Ltd.	124,126
52,000	Hong Kong & China Gas Co. Ltd.	113,795
		237,921
	HEALTHCARE-PRODUCTS - 1.2%
5,550	Nobel Biocare Holding AG	97,636
106,400	Shandong Weigao Group Medical Polymer Co. Ltd.	110,517
5,670	STAAR Surgical Co. (b)	72,973
2,100	Terumo Corp.	48,223
6,460	Zeltiq Aesthetics, Inc. (b)	130,750
		460,099
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
730	Wendel SA	95,779

	INSURANCE - 1.7%
19,200	AIA Group Ltd.	103,679
2,810	eHealth, Inc. (b)	58,167
170	Markel Corp. (b)	107,459
570	Powszechny Zaklad Ubezpieczen SA	80,307
3,440	Progressive Corp.	80,634
3,270	Topdanmark A/S (b)	100,994
180	White Mountains Insurance Group Ltd.	108,884
		640,124

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2014
Shares		Value
	INTERNET - 2.6%
1,890	ASOS PLC (b)	$ 79,949
2,500	COOKPAD, Inc.	71,456
3,540	HomeAway, Inc. (b)	122,909
300	Iliad SA	82,688
1,330	MercadoLibre, Inc.	123,025
8,300	Rakuten, Inc.	110,468
8,200	SBI Holdings, Inc.	97,577
930	Shutterstock, Inc. (b)	72,484
1,540	SINA Corp. (b)	74,521
3,430	Wix.com Ltd. (b)	58,138
2,960	Yandex NV (b)	89,629
		982,844
	LEISURE TIME - 0.3%
31,660	Piaggio & C SpA (b)	94,465

	LODGING - 0.4%
7,170	Belmond Ltd. (b)	88,908
114,000	Macau Legend Development Ltd. (b)	68,252
		157,160
	MACHINERY-DIVERSIFIED - 0.6%
1,410	Chart Industries, Inc. (b)	107,230
1,120	MAN SE	133,012
		240,242
	MEDIA - 0.6%
1,320	AMC Networks, Inc. (b)	79,028
7,750	Cyfrowy Polsat SA	58,069
11,480	Sky Deutschland AG (b)	103,758
		240,855
	MINING - 1.2%
10,290	Aluminum Corp. of China Ltd. ADR (b)	117,718
5,620	Detour Gold Corp. (b)	63,442
18,040	Iluka Resources Ltd.	148,063
50,150	Minera Frisco SAB de CV (b)	98,401
		427,624
	OIL & GAS - 1.8%
7,680	Cobalt International Energy, Inc. (b)	123,034
6,460	Galp Energia SGPS SA	114,613
1,320	Imperial Oil Ltd.	67,837
2,040	InterOil Corp. (b)	115,505
6,050	Lundin Petroleum AB (b)	108,609
6,750	Secure Energy Services, Inc.	143,035
		672,633
	OIL & GAS SERVICES - 0.4%
4,080	Saipem SpA (b)	95,315
93,400	Sinopec Kantons Holdings Ltd.	69,537
		164,852
	PHARMACEUTICALS - 0.8%
2,230	Alkermes PLC (b)	95,355
2,530	Neogen Corp. (b)	110,460
960	UCB SA	88,167
		293,982
	REAL ESTATE - 0.7%
3,400	Aeon Mall Co. Ltd.	80,455
720	Howard Hughes Corp. (b)	104,702
2,800	Mitsubishi Estate Co. Ltd.	69,347
		254,504
	REITS - 0.7%
940	Boston Properties, Inc.	112,283
7,040	FelCor Lodging Trust, Inc.	73,709
4,570	Terreno Realty Corp.	85,459
		271,451
	RETAIL - 0.9%
3,120	Chuy's Holdings, Inc. (b)	89,388
300	Fast Retailing Co. Ltd.	100,345
119,500	Li Ning Co. Ltd. (b)	72,624
5,760	Tile Shop Holdings, Inc. (b)	58,234
		320,591

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2014
Shares		Value
	SEMICONDUCTORS - 1.3%
7,760	ARM Holdings PLC	$ 110,948
1,280	ASML Holding NV	121,186
1,550	First Solar, Inc. (b)	97,820
28,470	Imagination Technologies Group PLC (b)	85,590
1,410	Mellanox Technologies Ltd. (b)	58,726
		474,270
	SOFTWARE - 0.4%
130	Interactive Intelligence Group, Inc. (b)	5,898
870	NetSuite, Inc. (b)	73,350
4,350	RealPage, Inc. (b)	70,057
		149,305
	TELECOMMUNICATIONS - 1.1%
7,950	Inmarsat PLC	97,829
15,870	Sprint Corp. (b)	116,644
1,990	ViaSat, Inc. (b)	116,355
3,570	Vivendi SA	89,658
		420,486
	TOYS/GAMES/HOBBIES - 0.2%
800	Nintendo Co. Ltd.	89,636

	TRANSPORTATION - 1.4%
680	Genesee & Wyoming, Inc. (b)	67,816
4,600	Heartland Express, Inc.	103,270
30,300	Kintetsu Corp.	111,055
11,650	Scorpio Bulkers, Inc. (b)	89,589
14,120	UTi Worldwide, Inc. (b)	133,575
		505,305

	SECURITIES SOLD SHORT (Proceeds - $12,305,026)	12,448,365

	TOTAL MUTUAL FUNDS AND SECURITIES SOLD SHORT (Proceeds - $12,425,837)	12,560,926

(a)	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at July 31, 2014 is $7,204,756.
(b)	Non-income producing security.
(c)	Affiliated Company.
(d)	Security restricted as to resale.
(e)	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $3,240,250 or 10.1% of net assets.
(f)	Floating rate security - interest rate shown reflects the rate currently in effect.
(g)

   Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  At July 31, 2014 these securities amounted to $3,250,131 or 8.7% of net assets.

(h)	Money market fund; interest rate reflects seven-day effective yield on July 31, 2014.
(i)	Amount of shares is less than 1.
ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt
LLC	- Limited Liability Company
LP	- Limited Partnership
PLC	- Public Limited Company

*

Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities and mutual funds sold short) is $24,876,829 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,876,716
	Unrealized depreciation:	(1,171,583)
	Net unrealized appreciation:	$ 705,133

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2014

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 26,929,025	$ -	$ -	$ 26,929,025
Mutual Funds	294,219	1,961,286	-	2,255,505
Bonds & Notes	-	3,828,900	2,578,085	6,406,985
Money Market Fund	2,551,373	-	-	2,551,373
Total	$ 29,774,617	$ 5,790,186	$ 2,578,085	$ 38,142,888
Liabilities	Level 1	Level 2	Level 3	Total
Mutual Fund Sold Short	$ 112,561	$ -	$ -	$ 112,561
Securities Sold Short	12,448,365	-	-	12,448,365
Total	$ 12,560,926	$ -	$ -	$ 12,560,926

There were no transfers into or out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
		EAS Crow Point Alternatives Fund
	Beginning Balance April 30, 2014	$ 2,788,391
	Total realized gain (loss)	-
	Appreciation	7,318
	Cost of Purchases	-
	Proceeds from Sales	(217,624)
	Accrued Interest	-
	Net Transfers in/(out) of Level 3	-
	Ending Balance July 31, 2014	$ 2,578,085

The total change in unrealized depreciation included in the statement of operations attributable to Level 3 investments still held at July 31, 2014 includes:
		$ 3,808

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) the review of observed traded levels (2) the review of a broker quote if available (3) matrix pricing mechanism (by observation of peer assets or similar assets).  The five drivers of matrix pricing include:

1.       Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization.  S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.

2.       Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.

3. Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)

4.       CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis).  1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.

5.       Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices.  Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/29/14